Equity - Dividends and Other Comprehensive Loss - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Treasury Shares [abstract]
Minimum mandatory dividend rate as a percent of net income	0.10%
Change in fair value of cash flow hedges recognized in comprehensive income, net of tax	R$ 117,324	R$ 11,192
Deferred tax effect	R$ 36,645	R$ 3,495